UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2668

Oppenheimer Rochester AMT-Free Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2013 / Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—114.7%
Alabama—1.8%
$995,000	AL Space Science Exhibit Finance Authority[1]	6.000%	10/01/2025	$875,829
20,000,000	Birmingham, AL Commercial Devel. Authority (Civic Center Improvements)[2]	5.500	04/01/2041	21,176,600
385,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)	6.125	12/01/2025	317,040
3,250,000	Birmingham, AL Waterworks	5.000	01/01/2038	3,307,200
225,000	Cooperative District, AL Fort Deposit[1]	6.000	02/01/2036	167,974
3,500,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[1]	6.750	02/01/2029	3,625,125
6,250,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)	7.000	02/01/2036	6,478,812
225,000	Greater Montgomery, AL Educational Building Authority (Huntingdon College)[1]	5.100	05/01/2016	230,267
35,000	Jefferson County, AL Sewer[3]	5.625	02/01/2018	27,686
100,000	Jefferson County, AL Sewer[3]	5.000	02/01/2018	79,111
4,060,000	Jefferson County, AL Sewer[3]	5.375	02/01/2027	2,943,500
150,000	Jefferson County, AL Sewer[3]	5.000	02/01/2020	111,846
280,000	Jefferson County, AL Sewer[3]	5.625	02/01/2022	205,820

				39,546,810
Alaska—0.0%
750,000	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[4]	6.120	08/01/2031	255,022
600,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[4]	5.875	12/01/2027	286,440
90,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2032	68,743

				610,205
Arizona—3.1%
200,000	Centerra, AZ Community Facilities District[1]	5.150	07/15/2031	163,104
1,015,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.900	07/15/2022	1,045,460
330,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.125	07/15/2027	333,825
500,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.200	07/15/2032	500,435
305,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.450	07/15/2021	309,032
200,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.625	07/15/2025	200,384
450,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.800	07/15/2030	437,305
458,000	Festival Ranch, AZ Community Facilities District[1]	5.750	07/01/2032	395,813

1	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Arizona (continued)
$595,000	Festival Ranch, AZ Community Facilities District[1]	5.800%	07/15/2032	$590,246
250,000	Gladden Farms, AZ Community Facilities District[1]	5.500	07/15/2031	245,267
760,000	Maricopa County, AZ IDA (Christian Care Apartments)[1]	6.500	01/01/2036	760,129
2,000,000	Maricopa County, AZ IDA (Christian Care Mesa II)	6.625	01/01/2034	1,686,360
495,000	Maricopa County, AZ IDA (Immanuel Campus Care)[4]	8.500	04/20/2041	222,502
1,030,000	Maricopa County, AZ IDA (Sun King Apartments)[1,5]	6.750	11/01/2018	1,005,785
785,000	Maricopa County, AZ IDA (Sun King Apartments)[1]	6.750	05/01/2031	667,972
490,000	Maricopa County, AZ School District No. 24 (Gila Bend)[1]	5.500	07/01/2022	498,898
200,000	Marley Park, AZ Community Facilities District[1]	5.300	07/15/2031	167,914
414,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	5.300	07/01/2030	341,107
980,000	Palm Valley, AZ Community Facility District No. 3[1]	5.800	07/15/2032	865,703
375,000	Palm Valley, AZ Community Facility District No. 3[1]	5.300	07/15/2031	321,694
750,000	Phoenix, AZ IDA (Career Success Schools)[1]	7.000	01/01/2029	681,008
870,000	Phoenix, AZ IDA (Eagle College Prep)	5.000	07/01/2033	790,813
500,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)[1]	6.250	07/01/2036	464,040
1,000,000	Phoenix, AZ IDA (Great Hearts Academies)	6.300	07/01/2042	956,060
8,500,000	Phoenix, AZ IDA (Rowan University)	5.250	06/01/2034	8,640,505
3,000,000	Pima County, AZ IDA (Arizona Charter School)	5.375	07/01/2031	2,895,300
1,630,000	Pima County, AZ IDA (Arizona Charter School)[1]	5.000	07/01/2026	1,583,724
4,000,000	Pima County, AZ IDA (Center for Academic Success)[1]	5.500	07/01/2037	3,604,160
1,370,000	Pima County, AZ IDA (Christian Senior Living)[1]	5.050	01/01/2037	1,348,765
500,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[1]	6.250	06/01/2026	472,920
12,400,000	Pima County, AZ IDA (Metro Police Facility)[2]	5.375	07/01/2039	12,770,884
1,435,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)[1]	8.125	07/01/2041	1,519,464

2	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Arizona (continued)
$500,000	Pima County, AZ IDA (P.L.C. Charter Schools)	6.750%	04/01/2036	$464,910
355,000	Pima County, AZ IDA (Paradise Education Center)[1]	5.875	06/01/2033	344,737
250,000	Pima County, AZ IDA (Paradise Education Center)[1]	6.000	06/01/2036	238,985
2,845,000	Pima County, AZ IDA (Phoenix Advantage Charter School)	5.600	07/01/2023	2,300,154
500,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.670	12/01/2027	444,295
650,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.750	12/01/2037	535,223
760,000	Pima County, AZ IDA (Tucson Country Day School)[1]	5.000	06/01/2037	634,562
250,000	Pima County, AZ IDA (Valley Academy)[1]	6.500	07/01/2038	253,678
500,000	Quail Creek, AZ Community Facilities District[1]	5.550	07/15/2030	432,725
620,000	Quailwood Meadows, AZ Community Facilities District[1]	6.000	07/15/2022	621,587
1,350,000	Quailwood Meadows, AZ Community Facilities District[1]	6.125	07/15/2029	1,337,108
1,000,000	Rio Rico, AZ Fire District[1]	7.000	07/01/2030	1,068,220
100,000	Salt Verde, AZ Financial Corp.[1]	5.500	12/01/2029	107,775
10,000,000	Salt Verde, AZ Financial Corp.[1]	5.000	12/01/2037	10,063,900
23,000	Show Low Bluff, AZ Community Facilities District Special Assessment	5.200	07/01/2017	23,036
1,655,000	Tartesso West, AZ Community Facilities District[1]	5.900	07/15/2032	1,463,384
3,000,000	Verrado, AZ Community Facilities District No. 1[1]	5.350	07/15/2031	2,533,920
1,775,000	Vistancia, AZ Community Facilities District[1]	6.750	07/15/2022	1,779,473
500,000	Westpark, AZ Community Facilities District[1]	5.250	07/15/2031	428,670

				71,562,920
Arkansas—0.1%
300,000	Arkadelphia, AR Public Education Facilities Board (Ouachita Baptist University)[1]	5.375	03/01/2038	303,786
2,365,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[4]	6.250	02/01/2038	1,270,029

				1,573,815
California—18.1%
675,000	Adelanto, CA Public Utility Authority[1]	6.750	07/01/2039	702,553
1,615,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.250	09/01/2040	1,641,712
830,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.000	09/01/2029	850,451
1,400,000	Antelope Valley, CA Healthcare District[1]	5.250	09/01/2017	1,411,662

3	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (continued)
$1,000,000	Bonita Canyon, CA Public Facilities Financing Authority	5.000%		09/01/2026	$1,014,910
2,340,000	Bonita Canyon, CA Public Facilities Financing Authority	5.000		09/01/2025	2,400,770
8,000,000	CA County Tobacco Securitization Agency	8.981	[6]	06/01/2046	394,880
129,820,000	CA County Tobacco Securitization Agency	8.058	[6]	06/01/2050	2,282,236
38,650,000	CA County Tobacco Securitization Agency	8.901	[6]	06/01/2055	248,133
6,330,000	CA County Tobacco Securitization Agency	9.152	[6]	06/01/2033	1,381,649
6,000,000	CA County Tobacco Securitization Agency	8.125	[6]	06/01/2046	159,660
7,000,000	CA County Tobacco Securitization Agency	6.500	[6]	06/01/2046	207,830
160,000	CA County Tobacco Securitization Agency (TASC)[1]	5.700		06/01/2046	118,275
93,000,000	CA County Tobacco Securitization Agency (TASC)	8.162	[6]	06/01/2046	2,688,630
21,000,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	19,501,860
50,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	46,644
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	4,713,050
10,200,000	CA County Tobacco Securitization Agency (TASC)[1]	2.094		06/01/2036	8,540,256
100,000	CA County Tobacco Securitization Agency (TASC)[1]	5.450		06/01/2028	89,329
2,315,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	1,737,107
3,375,000	CA Enterprise Devel. Authority (Sunpower Corp.)[1]	8.500		04/01/2031	3,656,610
4,335,000	CA Golden State Tobacco Securitization Corp.[1]	5.000		06/01/2036	3,345,926
69,700,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.300		06/01/2037	51,929,288
110,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.000	[6]	06/01/2047	1,553,200
20,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[2]	5.750		07/01/2039	22,266,800
25,000	CA HFA (Home Mtg.)[1]	5.450		08/01/2033	24,789
590,000	CA Independent Cities Lease Finance Authority (Morgan Hill-Hacienda Valley)[1]	5.950		11/15/2039	584,584
15,000,000	CA M-S-R Energy Authority[1]	7.000		11/01/2034	18,908,700
350,000	CA M-S-R Energy Authority[1]	6.500		11/01/2039	420,945
250,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	8.500		11/01/2039	293,392

4	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (continued)
$2,920,000	CA Public Works[1,5]	6.625%		11/01/2034	$2,935,447
1,600,000	CA Public Works	5.000		04/01/2037	1,621,872
1,250,000	CA Public Works (Judicial Council)[1]	5.000		12/01/2031	1,301,375
15,000,000	CA Public Works (Regents University)[2]	5.000		12/01/2031	18,257,400
2,500,000	CA Public Works (Various Community Colleges)[1]	5.750		10/01/2030	2,749,100
1,000,000	CA School Finance Authority Charter School (Coastal Academy)	5.000		10/01/2033	892,090
7,000,000	CA Silicon Valley Tobacco Securitization Authority	11.012	[6]	06/01/2036	1,194,480
14,000,000	CA Silicon Valley Tobacco Securitization Authority	9.151	[6]	06/01/2047	870,380
1,995,000	CA Statewide CDA (Aspire Public Schools)[1]	6.000		07/01/2040	1,890,901
10,000,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	9,098,800
2,000,000	Chino, CA Public Financing Authority	5.000		09/01/2030	1,995,360
625,000	Chino, CA Public Financing Authority	5.000		09/01/2038	590,169
2,000,000	Corona-Norco, CA Unified School District Public Financing Authority Special Tax[1]	5.000		09/01/2036	1,856,000
560,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1[1]	6.625		09/01/2039	576,951
2,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2[1]	5.250		09/01/2037	1,646,700
1,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2[1]	5.200		09/01/2027	895,930
20,000,000	East Bay, CA Municipal Utility District (Water System)[2]	5.000		06/01/2036	21,652,000
3,300,000	El Monte, CA COP (Dept. of Public Social Services Facility)	4.750		06/01/2030	3,300,330
950,000	Elk Grove, CA Special Tax Community Facilities District No. 2005-1X1	5.250		09/01/2037	826,633
250,000	Hemet, CA Unified School District[1]	5.125		09/01/2036	236,012
420,000	Hemet, CA Unified School District[1]	5.050		09/01/2026	418,795
500,000	Hemet, CA Unified School District Community Facilities District No. 2005-3[1]	5.750		09/01/2039	479,845
360,655,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.946	[6]	06/01/2057	3,116,059
345,750,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	9.084	[6]	06/01/2057	2,945,790
120,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.931	[6]	06/01/2047	4,820,400
205,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2032	209,467
155,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2029	159,707
175,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2028	180,483
135,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2030	138,636
150,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2031	153,610
1,270,000	Lake Elsinore, CA Special Tax[1]	5.150		09/01/2025	1,288,859
1,245,000	Lake Elsinore, CA Special Tax[1]	5.250		09/01/2030	1,250,478

5	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (continued)
$200,000	Lake Elsinore, CA Special Tax[1]	5.350%		09/01/2036	$201,428
2,750,000	Lammersville, CA Joint Unified School District Special Tax Community Facilities District (Mountain House-Shea)	6.000		09/01/2043	2,767,985
415,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[9]	09/01/2025	362,025
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[9]	09/01/2032	809,990
500,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[9]	09/01/2030	412,735
375,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[9]	09/01/2026	323,610
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[9]	09/01/2028	837,370
500,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[9]	09/01/2029	417,825
885,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[9]	09/01/2027	751,542
1,000,000	Lancaster, CA Financing Authority (School District)[1]	5.000		02/01/2026	689,100
3,950,000	Loma Linda, CA Redevel. Agency Tax Allocation[1]	5.250		07/01/2030	3,967,498
1,250,000	Los Alamitos, CA Unified School District COP	0.000	[9]	08/01/2042	681,162
180,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)[1]	5.750		09/01/2040	179,984
2,150,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[1]	7.125		12/01/2024	2,177,197
1,250,000	Lynwood, CA Redevel. Agency Tax Allocation[1]	7.000		09/01/2031	1,378,350
2,930,000	Marysville, CA (Fremont-Rideout Health)[1]	5.000		01/01/2029	2,983,678
4,000,000	Moreno Valley, CA Community Redevel. Agency[1]	5.000		08/01/2032	4,026,880
4,010,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5	5.500		09/01/2041	3,871,294
630,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax[1]	5.000		09/01/2037	554,961
1,250,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3[1]	5.000		09/01/2037	1,139,638

6	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (continued)
$20,000,000	Northern CA Tobacco Securitization Authority (TASC)[1]	5.500%		06/01/2045	$15,420,200
3,250,000	Oakland, CA GO1	6.000		01/15/2034	3,538,178
955,000	Orange, CA Community Facilities District Special Tax (Del Rio Public Improvements)[1]	5.750		10/01/2030	978,455
735,000	Palm Desert, CA Financing Authority[1]	5.000		04/01/2027	728,944
7,000,000	Palomar Pomerado, CA Health Care District COP[1]	6.625		11/01/2029	7,304,220
1,520,000	Perris, CA Community Facilities District Special Tax No. 2001[1]	5.000		09/01/2037	1,385,799
550,000	Perris, CA Community Facilities District Special Tax No. 2001[1]	5.000		09/01/2026	540,766
620,000	Perris, CA Community Facilities District Special Tax No. 2005-1[1]	5.000		09/01/2037	531,383
1,260,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.350		09/01/2036	1,210,180
1,000,000	Romoland, CA School District Special Tax Community Facilities District[1]	5.400		09/01/2036	992,140
1,000,000	Roseville, CA Natural Gas Finance Authority[1]	5.000		02/15/2025	1,068,900
345,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)[1]	5.625		09/01/2035	344,324
10,000,000	San Francisco, CA City & County COP[2]	5.000		10/01/2033	10,481,674
720,000	San Francisco, CA City & County COP[1]	5.000		10/01/2033	754,682
250,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.750		08/01/2041	281,880
350,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	7.000		08/01/2041	373,996
1,620,000	San Gorgonio, CA Memorial Health Care District[1]	7.000		08/01/2027	1,856,957
5,000,000	San Gorgonio, CA Memorial Health Care District	5.625		08/01/2038	5,065,500
2,050,000	San Jose, CA Airport	5.000		03/01/2033	2,069,270
1,050,000	San Jose, CA Finance Authority (Convention Center)[1]	5.500		05/01/2031	1,142,673
2,210,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.750		06/01/2026	2,376,082
52,555,000	Silicon Valley CA Tobacco Securitization Authority	9.517	[6]	06/01/2047	3,267,344
22,445,000	Southern CA Tobacco Securitization Authority[1]	5.125		06/01/2046	16,359,936
13,675,000	Southern CA Tobacco Securitization Authority	7.792	[6]	06/01/2046	260,646
47,250,000	Southern CA Tobacco Securitization Authority	8.647	[6]	06/01/2046	834,435
11,930,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000		06/01/2037	8,943,205

7	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (continued)
$235,000	Temecula Valley, CA Unified School District Community Facilities District No. 2004[1]	5.000%		09/01/2037	$226,119
10,500,000	University of California (Regents Medical Center)[2]	5.000		05/15/2037	10,968,615
575,000	Upland, CA Community Facilities District Special Tax	5.000		09/01/2034	559,722
3,000,000	Val Verde, CA Unified School District[1]	5.500		08/01/2030	3,300,390
900,000	Vernon, CA Electric System	5.125		08/01/2033	905,553
5,000,000	Vernon, CA Electric System	5.500		08/01/2041	5,058,400
1,160,000	Victor Valley, CA Union High School District[1]	5.100		09/01/2035	947,442
100,000	Victor Valley, CA Union High School District[1]	5.050		09/01/2025	93,310
2,025,000	Westside, CA Union School District Community Facilities District Special Tax No. 2005-2[1]	5.000		09/01/2036	1,830,722

					383,202,184
Colorado—2.0%
1,225,000	Arkansas River, CO Power Authority[1]	6.000		10/01/2040	1,234,236
750,000	Arkansas River, CO Power Authority[1]	6.125		10/01/2040	769,687
15,000	Boulder County, CO Devel. (University Corp. of Atmospheric Research)	5.000		09/01/2035	15,039
1,000,000	CO Andonea Metropolitan District No. 3[3]	6.250		12/01/2035	617,830
2,754,000	CO Arista Metropolitan District[1]	6.750		12/01/2035	2,376,730
4,125,000	CO Broomfield Village Metropolitan District No. 2[1]	6.250		12/01/2032	3,498,866
410,000	CO Central Marksheffel Metropolitan District[1]	7.250		12/01/2029	403,858
500,000	CO Copperleaf Metropolitan District No. 2[1]	5.850		12/01/2026	403,640
625,000	CO Copperleaf Metropolitan District No. 2[1]	5.950		12/01/2036	462,900
294,000	CO Crystal Crossing Metropolitan District[3]	6.000		12/01/2036	162,026
125,000	CO E-470 Public Highway Authority	8.948	[6]	09/01/2025	71,254
3,100,000	CO Educational and Cultural Facilities Authority (Charter School)[1]	6.250		11/01/2040	3,103,472
1,730,000	CO Educational and Cultural Facilities Authority (Colorado Springs Charter Academy Building Corp.)[1]	5.250		07/01/2028	1,773,855
1,500,000	CO Educational and Cultural Facilities Authority (Free Horizon Charter School)[1]	6.125		06/15/2040	1,572,510
4,375,000	CO Educational and Cultural Facilities Authority (Rocky Mountain Academy of Evergreen)[1,5]	6.450		11/01/2040	4,637,237
500,000	CO Elbert and Highway 86 Metropolitan District[1]	5.750		12/01/2036	342,020
1,000,000	CO Elkhorn Ranch Metropolitan District	6.375		12/01/2035	827,370
500,000	CO Fallbrook Metropolitan District[1]	5.625		12/01/2026	458,100
750,000	CO Fossil Ridge Metropolitan District No. 1[1]	7.250		12/01/2040	752,347

8	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Colorado (continued)
$500,000	CO Heritage Todd Creek Metropolitan District[1]	5.500%	12/01/2037	$359,500
500,000	CO High Plains Metropolitan District[3]	6.250	12/01/2035	299,815
231,000	CO Horse Creek Metropolitan District[1]	5.750	12/01/2036	172,952
450,000	CO Huntington Trails Metropolitan District[1]	6.250	12/01/2036	450,342
405,000	CO International Center Metropolitan District No. 3[1]	6.500	12/01/2035	314,588
500,000	CO Liberty Ranch Metropolitan District[3]	6.250	12/01/2036	394,930
625,000	CO Madre Metropolitan District No. 2[1]	5.500	12/01/2036	424,362
2,850,000	CO Murphy Creek Metropolitan District No. 3[3]	6.125	12/01/2035	1,388,463
2,770,000	CO Murphy Creek Metropolitan District No. 3[3]	6.000	12/01/2026	1,363,616
1,945,000	CO North Range Metropolitan District No. 1[1]	5.000	12/15/2024	1,894,722
1,250,000	CO North Range Metropolitan District No. 2[1]	5.500	12/15/2018	1,239,188
500,000	CO North Range Metropolitan District No. 2[1]	5.500	12/15/2037	450,120
1,000,000	CO Northwest Metropolitan District No. 3[1]	6.125	12/01/2025	923,990
1,875,000	CO Northwest Metropolitan District No. 3[1]	6.250	12/01/2035	1,643,850
125,000	CO Potomac Farms Metropolitan District[1]	7.625	12/01/2023	111,549
750,000	CO Potomac Farms Metropolitan District[1]	7.250	12/01/2037	574,793
785,000	CO Prairie Center Metropolitan District No. 3[1]	5.400	12/15/2031	693,006
440,000	CO Prairie Center Metropolitan District No. 3[1]	5.250	12/15/2021	428,512
730,000	CO Regency Metropolitan District[3]	5.750	12/01/2036	554,486
1,000,000	CO Serenity Ridge Metropolitan District No. 2[3]	7.500	12/01/2034	481,250
366,000	CO Silver Peaks Metropolitan District[1]	5.750	12/01/2036	235,748
1,000,000	CO Sorrell Ranch Metropolitan District[4]	6.750	12/15/2036	557,060
540,000	CO Tallyns Reach Metropolitan District No. 3[1]	5.100	12/01/2026	523,930
500,000	CO Traditions Metropolitan District No. 2[1]	5.750	12/01/2036	437,730
1,034,000	CO Wheatlands Metropolitan District[1]	6.000	12/01/2025	897,988
500,000	CO Wheatlands Metropolitan District[1]	6.125	12/01/2035	396,585
175,000	Fairplay, CO Sanitation District[1]	5.250	12/15/2031	155,713
135,000	Harvest Junction, CO Metropolitan District	5.200	12/01/2032	124,257
265,000	Harvest Junction, CO Metropolitan District	5.000	12/01/2030	246,543
260,000	Harvest Junction, CO Metropolitan District	5.375	12/01/2037	231,852
180,000	Jefferson County, CO (Section 14 Metropolitan District)[1]	5.000	12/01/2018	192,634
2,050,000	Loveland, CO Special Assessment[1]	5.625	07/01/2029	1,626,982
1,495,000	Public Authority for CO (Natural Gas Energy)[1]	6.250	11/15/2028	1,711,491
500,000	Tabernash Meadows, CO Water & Sanitation District[1]	7.125	12/01/2034	514,695

9	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Colorado (continued)
$110,000	Tallyns Reach CO Metropolitan District No. 3	5.000%		12/01/2033	$98,316
250,000	Tallyns Reach CO Metropolitan District No. 3	5.125		11/01/2038	220,683
3,824,161	Woodmen Heights, CO Metropolitan District No. 1	0.000	[9]	12/15/2041	1,462,321
1,057,237	Woodmen Heights, CO Metropolitan District No. 1	6.000		12/01/2041	886,377

					48,167,916
Connecticut—0.3%
500,000	Georgetown, CT Special Taxing District[3]	5.125		10/01/2036	192,005
8,387,266	Mashantucket Western Pequot Tribe CT	4.000		07/01/2031	5,790,904

					5,982,909
Delaware—0.4%
3,781,000	Bridgeville, DE Special Obligation (Heritage Shores)[1]	5.450		07/01/2035	3,018,108
630,000	Kent County, DE Student Hsg. (Delaware State University Student Hsg. Foundation)[1]	5.000		07/01/2030	533,484
1,000,000	Kent County, DE Student Hsg. (Delaware State University Student Hsg. Foundation)[1]	5.000		07/01/2025	905,940
2,300,000	Millsboro, DE Special Obligation (Plantation Lakes)[1]	5.450		07/01/2036	1,631,367

					6,088,899
District of Colombia—1.0%
25,000	District of Columbia (James F. Oyster Elementary School)[1]	6.450		11/01/2034	23,011
2,100,000	District of Columbia Center for Strategic & International Studies[1]	6.625		03/01/2041	2,143,680
2,000,000	District of Columbia Center for Strategic & International Studies[1]	6.375		03/01/2031	2,024,260
1,000,000	District of Columbia Student Dorm (Provident Group-Howard Properties)	5.000		10/01/2030	932,830
4,385,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750		05/15/2040	4,406,793
2,570,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.500		05/15/2033	2,675,858
72,125,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	7.711	[6]	06/15/2046	2,106,050
400,000	District of Columbia University (Gallaudet University)[1]	5.500		04/01/2034	420,848
6,500,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)[1]	0.000	[9]	10/01/2041	6,117,150

					20,850,480

10	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida—12.9%
$100,000	Alachua County, FL Health Facilities Authority (Shands Teaching Hospital & Clinics/Shands at Lake Shore Obligated Group)[1]	6.750%	12/01/2030	$108,441
1,975,000	Amelia Concourse, FL Community Devel. District[4]	5.750	05/01/2038	753,818
1,120,000	Arlington Ridge, FL Community Devel. District[4]	5.500	05/01/2036	438,133
435,000	Avignon Villages, FL Community Devel. District[4]	5.300	05/01/2014	86,648
250,000	Avignon Villages, FL Community Devel. District[4]	5.400	05/01/2037	49,797
1,400,000	Baywinds, FL Community Devel. District[1]	5.250	05/01/2037	705,488
1,865,000	Boynton Village, FL Community Devel. District Special Assessment	6.000	05/01/2038	1,504,067
11,000,000	Brevard County, FL Industrial Devel. Revenue (Tuff Florida Tech)[1]	6.750	11/01/2039	11,170,280
2,450,000	Brevard County, FL Industrial Devel. Revenue (Tuff Florida Tech)[1]	6.500	11/01/2029	2,494,933
25,000	Broward County, FL Educational Facilities Authority (Nova Southeastern University)[1]	5.625	04/01/2034	25,039
1,225,000	Cascades, FL Groveland Community Devel. District[1,5]	5.300	05/01/2036	890,342
2,370,000	Chapel Creek, FL Community Devel. District Special Assessment[4]	5.500	05/01/2038	1,408,254
1,675,000	Clearwater Cay, FL Community Devel. District[4]	5.500	05/01/2037	630,034
4,365,000	Creekside, FL Community Devel. District[4]	5.200	05/01/2038	1,812,784
415,000	Crosscreek, FL Community Devel. District[4]	5.600	05/01/2039	176,628
875,000	Crosscreek, FL Community Devel. District[4]	5.500	05/01/2017	372,041
5,520,000	Cypress Creek of Hillsborough County, FL Community Devel. District[1]	5.350	05/01/2037	3,962,808
800,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[1]	8.000	06/01/2022	780,280
25,000	Destin, FL Community Redevel. Agency (Town Center Area)[1]	5.300	05/01/2027	22,497
1,660,000	Dupree Lakes, FL Community Devel. District[1,5]	5.375	05/01/2037	1,370,961
655,000	Durbin Crossing, FL Community Devel. District Special Assessment[4]	5.250	11/01/2015	599,299
225,000	East Homestead FL Community Devel. District[1,5]	7.250	05/01/2021	229,914
1,225,000	East Homestead, FL Community Devel. District[1]	5.450	05/01/2036	1,139,691

11	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (continued)
$350,000	East Homestead, FL Community Devel. District	5.000%	11/01/2033	$304,041
2,225,000	East Homestead, FL Community Devel. District[1]	5.375	05/01/2036	2,034,050
540,000	Escambia County, FL Health Facilities Authority[1]	5.950	07/01/2020	572,535
3,215,000	Escambia County, FL Health Facilities Authority (Baptist Manor/Baptist Hospital Obligated Group)[1]	6.000	08/15/2036	3,379,929
2,550,000	FL Capital Trust Agency (American Opportunity)[3]	5.875	06/01/2038	1,452,709
5,437,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[3]	7.000	07/15/2032	2,444,584
1,775,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[3]	8.260	07/15/2038	798,075
750,000	FL Capital Trust Agency (Miami Community Charter School)[1]	7.000	10/15/2040	752,002
1,810,000	FL Capital Trust Agency (Windsor Cove Apartments)[1]	5.000	11/01/2047	1,614,936
10,440,000	FL COP (Dept. of Management Services)[2]	5.250	08/01/2028	11,420,942
15,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000	08/01/2017	15,173
210,000	FL Gateway Services Community Devel. District (Sun City Center)[1]	6.500	05/01/2033	213,463
1,250,000	FL HEFFA (Bethune-Cookman University)[1]	5.375	07/01/2032	1,302,812
650,000	FL HEFFA (Nova Educational Facilities)	5.000	04/01/2032	646,873
1,100,000	FL Lake Ashton II Community Devel. District[3]	5.375	05/01/2036	809,193
500,000	FL Parker Road Community Devel. District[4]	5.350	05/01/2015	240,290
465,000	FL Parker Road Community Devel. District[3]	5.600	05/01/2038	224,130
950,000	FL Principal One Community Devel. District[1]	5.650	05/01/2035	895,926
3,895,000	Flora Ridge, FL Educational Facilities Benefit District[1]	5.300	05/01/2037	3,099,174
190,000	Fontainbleau Lakes, FL Community Devel. District[1,5]	6.000	05/01/2015	194,699
145,000	Forest Creek, FL Community Devel. District[1]	5.450	05/01/2036	134,717
261,868	Forest Creek, FL Community Devel. District[3,5,7]	5.450	05/01/2036	162,840
945,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[1]	5.500	05/01/2038	893,497
16,000,000	Greater Orlando, FL Aviation Authority[2]	5.000	10/01/2032	16,721,760
195,000	Heritage Isles, FL Community Devel. District[4]	7.100	10/01/2023	36,539
1,215,000	Heritage Plantation, FL Community Devel. District[3]	5.400	05/01/2037	473,971
120,000	Hialeah, FL Hsg. Authority[1]	5.800	06/20/2033	120,121

12	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (continued)
$310,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A4	5.500%	05/01/2036	$120,531
3,820,000	Highlands, FL Community Devel. District[4]	5.550	05/01/2036	2,700,893
745,000	Hillsborough County, FL IDA (Senior Care Group)	6.750	07/01/2029	402,225
855,000	Indigo, FL Community Devel. District[4]	5.750	05/01/2036	414,889
35,000	Jacksonville, FL Health Facilities Authority (Daughters of Charity Health Services of Austin)[1]	5.250	08/15/2027	36,263
1,000,000	Lakeland, FL Educational Facilities (Florida Southern College)	5.000	09/01/2037	951,800
1,255,000	Lakeland, FL Educational Facilities (Florida Southern College)	5.000	09/01/2029	1,264,726
250,000	Lakeside Landings, FL Devel. District[4]	5.500	05/01/2038	108,850
4,600,000	Lakewood Ranch, FL Stewardship District[1]	5.500	05/01/2036	3,401,010
3,535,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)[1,5]	5.400	05/01/2037	2,747,614
500,000	Legends Bay, FL Community Devel. District	5.500	05/01/2014	477,735
500,000	Legends Bay, FL Community Devel. District	5.875	05/01/2038	351,950
1,885,000	Lucaya, FL Community Devel. District[1]	5.375	05/01/2035	1,538,122
530,000	Madison County, FL Mtg. (Twin Oaks)	6.000	07/01/2025	492,540
1,775,000	Magnolia Creek, FL Community Devel. District[4]	5.900	05/01/2039	611,558
1,425,000	Magnolia West, FL Community Devel. District Special Assessment[4]	5.350	05/01/2037	778,919
8,425,000	Meadow Pines, FL Community Devel. District Special Assessment[1]	6.250	05/01/2034	7,355,025
50,000	Miami, FL Health Facilities Authority (Catholic Health East)	5.250	11/15/2028	50,099
1,000,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.500	10/01/2029	1,077,300
790,000	Miromar Lakes, FL Community Devel. District	5.375	05/01/2032	772,351
6,775,000	Miromar Lakes, FL Community Devel. District[1,5]	6.875	05/01/2035	6,615,517
3,580,000	Monterey/Congress, FL Community Devel. District Special Assessment[1]	5.375	05/01/2036	2,887,807
8,840,000	Moody River, FL Estates Community Devel. District[1]	5.350	05/01/2036	5,588,471
9,600,000	Myrtle Creek, FL Improvement District Special Assessment[1,5]	5.200	05/01/2037	8,631,264
580,000	Naturewalk, FL Community Devel. District[3]	5.300	05/01/2016	287,674
485,000	Naturewalk, FL Community Devel. District[4]	5.500	05/01/2038	240,856
250,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)[1]	5.500	07/01/2032	226,423

13	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (continued)
$10,000,000	Orange County, FL School Board COP[2]	5.500%	08/01/2034	$10,731,200
450,000	Palace Coral Gables, FL Community Devel. District Special Assessment[1]	5.000	05/01/2032	468,005
1,000,000	Palace Coral Gables, FL Community Devel. District Special Assessment[1]	5.625	05/01/2042	1,049,200
1,250,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[4]	7.000	07/01/2036	375,013
50,000	Palm Beach County Plantation, FL Community Devel. District Special Assessment[1]	6.250	05/01/2034	50,551
25,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.625	12/01/2031	25,014
125,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.500	12/01/2021	125,216
1,935,000	Palm Coast Park, FL Community Devel. District Special Assessment[1]	5.700	05/01/2037	1,212,142
2,200,000	Palm Glades, FL Community Devel. District[1]	5.300	05/01/2036	2,047,078
490,000	Palm Glades, FL Community Devel. District Special Assessment[1,5]	7.250	08/01/2016	512,163
460,000	Palm River, FL Community Devel. District[4]	5.150	05/01/2049	180,739
510,000	Palm River, FL Community Devel. District[4]	5.375	05/01/2036	200,695
2,195,000	Parkway Center, FL Community Devel. District, Series A1	6.300	05/01/2034	1,773,253
2,140,000	Parkway Center, FL Community Devel. District, Series A1	6.125	05/01/2024	1,893,237
1,345,000	Pine Ridge Plantation, FL Community Devel. District	5.400	05/01/2037	1,071,266
1,400,000	Pinellas County, FL Health Facility Authority (St. Mark Village)[1]	5.650	05/01/2037	1,148,994
425,000	Poinciana West, FL Community Devel. District Special Assessment[1]	6.000	05/01/2037	384,468
40,000	Port St. Lucie, FL Special Assessment (Peacock & Lowry)[1]	5.350	07/01/2027	34,439
520,000	Portico, FL Community Devel. District[1]	5.450	05/01/2037	342,924
2,670,000	Portofino Cove, FL Community Devel. District Special Assessment[4]	5.250	05/01/2049	1,043,997
490,000	Portofino Cove, FL Community Devel. District Special Assessment[4]	5.500	05/01/2038	191,894
285,000	Portofino Landings, FL Community Devel. District Special Assessment[4]	5.200	05/01/2017	111,515
980,000	Portofino Landings, FL Community Devel. District Special Assessment[4]	5.400	05/01/2038	383,768
14,665,000	Quarry, FL Community Devel. District[1,5]	5.500	05/01/2036	12,881,149
10,245,000	Renaissance Commons, FL Community Devel. District, Series A1	5.600	05/01/2036	7,771,857

14	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (continued)
$4,175,000	Reunion East, FL Community Devel. District	7.375%	05/01/2033	$4,236,498
1,850,000	Reunion East, FL Community Devel. District[3]	7.375	05/01/2033	1,286,305
1,710,000	Reunion East, FL Community Devel. District[3]	5.800	05/01/2036	1,188,963
1,110,000	Ridgewood Trails, FL Community Devel. District[3]	5.650	05/01/2038	529,037
2,500,000	River Glen, FL Community Devel. District Special Assessment[4]	5.450	05/01/2038	976,875
145,000	Rolling Hills, FL Community Devel. District[4]	5.450	05/01/2037	56,518
400,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	267,952
4,535,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.500	07/01/2040	4,595,542
3,445,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.750	07/01/2030	3,618,628
2,875,000	Six Mile Creek, FL Community Devel. District[3]	5.875	05/01/2038	1,292,888
3,750,000	South Bay, FL Community Devel. District[4]	5.375	05/01/2049	797,663
1,985,000	South Bay, FL Community Devel. District[4]	5.125	11/01/2049	762,657
5,400,000	South Bay, FL Community Devel. District[4]	5.950	05/01/2036	2,076,246
1,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	6.000	08/01/2045	1,552,335
400,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)[1]	5.250	10/01/2041	295,704
1,655,000	St. John’s Forest, FL Community Devel. District, Series A1,5	6.125	05/01/2034	1,628,652
715,000	Stonegate, FL Community Devel. District[1]	6.000	05/01/2024	741,927
6,020,000	Tern Bay, FL Community Devel. District[4]	5.000	05/01/2015	1,460,994
500,000	Tern Bay, FL Community Devel. District[4]	5.375	05/01/2037	121,425
4,400,000	Town Center, FL at Palm Coast Community Devel. District[1,5]	6.000	05/01/2036	3,283,720
225,000	Turnbull Creek, FL Community Devel. District Special Assessment[1]	5.250	05/01/2037	181,456
8,590,000	Turnbull Creek, FL Community Devel. District Special Assessment[1,5]	5.800	05/01/2035	7,600,260
8,505,000	Two Creeks, FL Community Devel. District[1]	5.250	05/01/2037	6,654,482
5,345,000	Verandah East, FL Community Devel. District[1]	5.400	05/01/2037	3,764,216
4,105,000	Verandah, FL Community Devel District[1]	5.250	05/01/2036	3,257,974
990,000	Verano Center, FL Community Devel. District[1]	5.375	05/01/2037	691,951
8,580,000	Verona Walk, FL Community Devel. District[1]	5.375	05/01/2037	6,817,754
1,000,000	Villa Portofino East, FL Community Devel. District[1]	5.200	05/01/2037	886,130

15	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Florida (continued)
$2,565,000	Villa Vizcaya, FL Community Devel. District Special Assessment[4]	5.350%		05/01/2017	$1,139,373
420,000	Villa Vizcaya, FL Community Devel. District Special Assessment[4]	5.550		05/01/2039	186,564
1,575,000	Villages of Westport, FL Community Devel. District[4]	5.700		05/01/2035	825,300
4,675,000	Vista, FL Community Devel. District Special Assessment[1]	5.375		05/01/2037	3,842,242
2,750,000	Volusia County, FL Educational Facility Authority (Embry-Riddle Aeronautical University)[1]	5.000		10/15/2029	2,872,843
2,470,000	Waterford Estates, FL Community Devel. District Special Assessment[4]	5.500		05/01/2037	724,081
1,500,000	Waterford Estates, FL Community Devel. District Special Assessment[4]	5.125		05/01/2049	439,215
901,156	Watergrass, FL Community Devel. District Special Assessment[1,5]	6.960		11/01/2017	835,318
670,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.375		05/01/2039	432,492
535,000	Watergrass, FL Community Devel. District Special Assessment[1,5]	5.125		11/01/2014	464,305
5,530,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.500		05/01/2036	3,573,044
950,000	Waterlefe, FL Community Devel. District Golf Course[4]	8.125		10/01/2025	70,481
6,110,000	Waters Edge, FL Community Devel. District[1,5]	5.300		05/01/2036	5,481,648
16,000	Waters Edge, FL Community Devel. District	5.350		05/01/2039	14,515
1,060,000	Waters Edge, FL Community Devel. District	0.000	[9]	05/01/2039	658,896
1,785,000	Waterstone, FL Community Devel. District[4]	5.500		05/01/2018	706,200
540,000	West Villages, FL Improvement District[4]	5.350		05/01/2015	414,245
7,350,000	West Villages, FL Improvement District[4]	5.800		05/01/2036	4,367,370
3,300,000	West Villages, FL Improvement District[4]	5.500		05/01/2038	1,960,860
4,925,000	Westridge, FL Community Devel. District[4]	5.800		05/01/2037	1,850,076
5,840,000	Westside, FL Community Devel. District[3]	5.650		05/01/2037	2,388,210
4,900,000	World Commerce, FL Community Devel. District Special Assessment[1]	6.125		05/01/2035	4,352,670
1,445,000	Wyld Palms, FL Community Devel. District[4]	5.500		05/01/2038	440,566
2,250,000	Wyld Palms, FL Community Devel. District[4]	5.400		05/01/2015	685,373
450,000	Zephyr Ridge, FL Community Devel. District[4]	5.250		05/01/2049	176,675
990,000	Zephyr Ridge, FL Community Devel. District[4]	5.625		05/01/2037	389,238

					277,749,899

16	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Georgia—0.8%
$5,000	Atlanta, GA HDC (Bedford Tower)[1]	6.250%	01/01/2015	$5,020
240,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500	01/01/2031	279,571
565,000	Atlanta, GA Urban Residential Finance Authority (Trestletree Village Apartments)	5.000	11/01/2048	471,651
250,000	Chatham County, GA Hospital Authority (Memorial Health University Medical Center)[1]	5.500	01/01/2034	252,205
7,825,000	DeKalb County, GA Devel. Authority Public Purpose[1]	5.500	12/10/2023	7,813,106
10,000	DeKalb County, GA Hsg. Authority (Spring Chase Apartments)[1]	5.400	11/01/2030	9,956
4,660,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	4,665,266
3,125,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	3,128,531
20,000	GA Municipal Electric Authority[1]	6.600	01/01/2018	21,747
520,000	Randolph County, GA GO	5.000	04/01/2030	524,961
500,000	Savannah, GA EDA (Skidway Health & Living Services)[1]	7.400	01/01/2024	506,280

				17,678,294
Idaho—0.1%
60,000	ID Health Facilities Authority (Trinity Health Corp.)[1]	6.250	12/01/2033	68,171
1,000,000	ID Hsg. & Finance Assoc. (Compass Public Charter School)[1]	6.250	07/01/2045	1,005,300

				1,073,471
Illinois—13.2%
500,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)[1]	5.625	01/01/2018	448,480
1,825,000	Bedford Park, IL Tax[1]	5.125	12/30/2018	1,841,060
2,000,000	Chicago, IL GO	5.000	01/01/2034	1,885,880
12,000,000	Chicago, IL GO	5.000	01/01/2033	11,375,400
25,000	Chicago, IL GO1	5.000	01/01/2042	23,525
455,000	Chicago, IL Midway Airport, Series B1	5.000	01/01/2035	456,097
10,000,000	Chicago, IL O’Hare International Airport[1]	5.625	01/01/2035	10,396,200
5,000,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)	5.000	01/01/2032	5,026,300
10,000,000	Chicago, IL Park District (Harbor Facilities)[2]	5.250	01/01/2040	10,172,400
6,000,000	Chicago, IL Park District (Harbor Facilities)[2]	5.250	01/01/2037	6,078,180
2,400,000	Cook County, IL Community School District GO1	7.125	06/01/2024	2,561,112
949,000	Cortland, IL Special Tax (Sheaffer System)[3]	5.500	03/01/2017	284,795
500,000	Country Club Hills, IL GO1	5.000	12/01/2031	500,345
40,000	Country Club Hills, IL GO1	5.000	12/01/2032	39,852
395,000	Country Club Hills, IL GO1	5.000	12/01/2026	401,395

17	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Illinois (continued)
$435,000	Country Club Hills, IL GO1	5.000%	12/01/2028	$437,854
410,000	Country Club Hills, IL GO1	5.000	12/01/2027	413,899
475,000	Country Club Hills, IL GO1	5.000	12/01/2030	474,981
455,000	Country Club Hills, IL GO1	5.000	12/01/2029	455,992
168,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.400	03/01/2016	170,634
320,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.625	03/01/2036	307,632
1,250,000	Gilberts, IL Special Service Area No. 19 Special Tax (Conservancy)[4]	5.375	03/01/2016	430,925
2,225,000	Harvey, IL GO	5.500	12/01/2027	1,744,066
1,000,000	Harvey, IL GO	5.625	12/01/2032	757,570
5,155,000	Harvey, IL Hotel Motel Tax & Sales (Hotel & Conference Center)[1]	6.875	08/01/2028	3,988,887
60,000	IL Devel. Finance Authority (Community Rehabilitation Providers)[1]	5.700	07/01/2019	56,489
1,920,000	IL Finance Authority (Bethel Terrace Apartments)[1]	5.125	09/01/2025	1,817,856
155,000	IL Finance Authority (Illinois Institute of Technology)[1]	6.500	02/01/2023	163,514
2,215,000	IL Finance Authority (Illinois Institute of Technology)[1]	7.125	02/01/2034	2,335,119
1,010,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000	04/01/2026	964,075
1,000,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000	04/01/2036	869,810
9,660,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000	04/01/2031	8,701,728
500,000	IL Finance Authority (Lake Forest College)	5.750	10/01/2032	502,855
450,000	IL Finance Authority (Lake Forest College)	6.000	10/01/2048	451,611
1,000,000	IL Finance Authority (Lutheran Social Services of Illinois/Vesper Management Corp. Obligated Group)[1]	5.125	08/15/2028	894,130
185,000	IL Finance Authority (Northwestern Memorial Hospital)[1]	6.000	08/15/2039	193,517
20,000,000	IL Finance Authority (Northwestern Memorial Hospital)[2]	6.000	08/15/2039	22,441,200
50,000	IL Finance Authority (OSF Healthcare System)[1]	7.125	11/15/2037	58,865
75,000	IL Finance Authority (OSF Healthcare System)[1]	7.125	11/15/2035	80,430
10,190,000	IL Finance Authority (Provena Health)[1]	7.750	08/15/2034	12,350,993
8,335,000	IL Finance Authority (Resurrection Health Care)[1]	5.250	05/15/2029	8,611,305
6,665,000	IL Finance Authority (Resurrection Health Care)[2]	5.250	05/15/2029	6,885,929
5,000,000	IL Finance Authority (Resurrection Health)[1]	6.125	05/15/2025	5,489,950
2,680,000	IL Finance Authority (Roosevelt University)[1]	6.250	04/01/2029	2,798,402
28,415,000	IL Finance Authority (Roosevelt University)[1]	6.500	04/01/2039	29,516,081

18	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Illinois (continued)
$6,270,000	IL Finance Authority (Roosevelt University)[1]	5.500%	04/01/2037	$6,302,604
3,250,000	IL Finance Authority (Roosevelt University)[1]	5.500	04/01/2032	3,284,060
5,600,000	IL Finance Authority (Roosevelt University)[1]	5.750	04/01/2024	5,895,960
5,855,000	IL Finance Authority (Roosevelt University)[1]	6.500	04/01/2044	6,061,857
10,645,000	IL Finance Authority (Silver Cross Hospital and Medical Centers)[1]	7.000	08/15/2044	11,494,684
4,765,000	IL Finance Authority (Swedish Covenant Hospital)[1]	5.750	08/15/2029	5,006,538
10,000,000	IL Finance Authority (Trinity Health Corp.)[2]	5.000	12/01/2030	10,417,876
700,000	IL GO	5.000	08/01/2025	728,511
1,500,000	IL GO	5.000	03/01/2037	1,426,545
1,000,000	IL GO	5.500	07/01/2038	1,005,880
70,000	IL Health Facilities Authority (EMH/EMHH/EMHS Obligated Group)	5.625	01/01/2028	70,148
330,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[1]	5.500	06/15/2050	337,131
290,000	IL Sports Facilities Authority[1]	5.000	06/15/2032	290,052
1,160,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)	6.500	12/30/2031	1,427,682
895,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)	6.500	12/30/2027	1,132,909
955,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)	6.500	12/30/2028	1,188,459
4,431,000	Lakemoor Village, IL Special Tax[1]	5.000	03/01/2027	4,045,016
2,724,000	Lincolnshire, IL Special Service Area No. 1 Special Tax (Sedgebrook)[1]	6.250	03/01/2034	2,751,186
1,455,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[4]	6.125	03/01/2040	289,952
480,000	Markham, IL GO1	5.750	02/01/2028	459,048
1,094,000	Plano, IL Special Service Area No. 5	6.000	03/01/2036	939,396
500,000	Southwestern IL Devel. Authority (Eden Retirement Center)[1]	5.850	12/01/2036	372,305
4,610,000	Southwestern IL Devel. Authority (Local Government Programming)[1]	7.000	10/01/2022	3,694,592
1,770,000	Southwestern IL Devel. Authority (Village of Sauget)[1,5]	5.625	11/01/2026	1,391,450
12,000,000	Springfield, IL Electric[1]	5.000	03/01/2030	12,022,680
12,000,000	University of Illinois (Auxiliary Facilities System)[2]	5.750	04/01/2038	13,257,600
3,000,000	University of Illinois (Auxiliary Facilities System)[1]	5.125	04/01/2036	3,077,040
1,975,000	Vernon Hills, IL Tax Increment (Town Center)[1]	6.250	12/30/2026	1,864,874
950,000	Volo Village, IL Special Service Area (Lancaster Falls)[1]	5.750	03/01/2036	873,991

19	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Illinois (continued)
$3,822,000	Volo Village, IL Special Service Area (Remington Pointe)[1]	6.450%	03/01/2034	$3,450,234
1,870,000	Yorkville, IL United City Special Services Area Special Tax	5.000	03/01/2033	1,645,881
2,325,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)[1]	5.875	03/01/2036	2,220,026
1,634,000	Yorkville, IL United City Special Services Area Special Tax (Raintree Village II)[4]	6.250	03/01/2035	951,037

				275,234,524
Indiana—1.9%
1,700,000	Carmel, IN Redevel. District COP[1]	6.500	07/15/2035	1,717,289
1,000,000	Hammond, IN Local Public Improvement District[1]	6.750	08/15/2035	1,012,840
1,000,000	Hammond, IN Local Public Improvement District[1]	6.500	08/15/2030	1,012,720
1,365,000	Hammond, IN Local Public Improvement District[1]	5.000	02/01/2024	1,420,924
4,250,000	IN Finance Authority (Marian University)[1]	6.375	09/15/2041	4,341,800
4,750,000	IN Finance Authority (Marian University)[1]	6.500	09/15/2030	4,994,102
2,885,000	IN Finance Authority (Marian University)[1]	5.250	09/15/2025	2,872,219
325,000	IN Finance Authority Educational Facilities (Irvington Community)[1]	9.000	07/01/2039	368,212
3,985,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	6.000	07/01/2040	4,028,158
1,000,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	5.750	07/01/2030	1,025,480
2,025,000	Indianapolis, IN Multifamily Hsg. (Stonekey Apartments)[1]	7.000	02/01/2039	2,126,614
8,000,000	Mount Vernon, IN School Building Corp.	5.000	01/15/2037	8,282,480
4,750,000	North Manchester, IN (Estelle Peabody Memorial Home)[4]	7.125	07/01/2022	2,129,900
2,225,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[1]	6.500	07/01/2022	2,224,733

				37,557,471
Iowa—0.7%
1,000,000	Dickinson County, IA Hsg. (Spirit Lake)[1]	5.875	12/01/2036	914,070
750,000	IA Finance Authority (Amity Fellowserve)[1]	6.500	10/01/2036	731,647
400,000	IA Finance Authority (Boys & Girls Home and Family Services)[4]	5.900	12/01/2028	190,960
1,500,000	IA Finance Authority (Mercy Medical Center)	5.000	08/15/2029	1,556,610
2,035,000	IA Finance Authority (Mercy Medical Center)	5.000	08/15/2028	2,125,334
435,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[1]	5.375	06/01/2025	350,049
9,500,000	IA Tobacco Settlement Authority[1]	5.500	06/01/2042	7,320,035

				13,188,705

20	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Kansas—0.2%
$990,000	Hays, KS Sales Tax[1]	6.000%	01/01/2025	$959,409
256,000	Overland Park, KS Transportation Devel. District (Grass Creek)[1]	4.850	09/01/2016	260,339
2,435,000	Pittsburgh, KS Special Obligation (North Broadway Redevel.)[1]	4.900	04/01/2024	2,010,847

				3,230,595
Kentucky—0.0%
80,000	Owens County, KY Waterworks System (AWCC/KAWC Obligated Group)[1]	6.250	06/01/2039	84,855
15,000	Springfield, KY Educational Devel. (St. Catherine College)[1]	5.750	10/01/2035	15,024

				99,879
Louisiana—2.8%
2,000,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)[1]	5.250	01/01/2028	2,067,580
1,000,000	LA Citizens Property Insurance Corp.	5.000	06/01/2024	1,088,820
1,000,000	LA Citizens Property Insurance Corp.	5.000	06/01/2024	1,104,240
5,000,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	5,040,550
8,280,000	LA HFA (La Chateau)[1]	6.875	09/01/2029	8,295,649
2,000,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2018	1,528,380
3,085,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.500	09/01/2022	2,133,216
35,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2035	23,878
400,000	LA Local Government EF&CD Authority (Bellemont Apartments)	7.500	09/01/2016	382,820
1,750,000	LA Local Government EF&CD Authority (Bellemont Apartments)	6.000	09/01/2027	1,483,440
920,000	LA Local Government EF&CD Authority (Bellemont Apartments)	6.000	09/01/2022	836,335
3,925,000	LA Local Government EF&CD Authority (Bellemont Apartments)	6.000	09/01/2035	3,066,720
1,240,000	LA Local Government EF&CD Authority (Capital Projects and Equipment)[1]	6.550	09/01/2025	1,307,828
19,275,000	LA Public Facilities Authority (OLOLRMC/OLOLMC Obligated Group)[1]	6.750	07/01/2039	21,224,281
2,000,000	LA Stadium & Exposition District	5.000	07/01/2032	2,053,880
1,000,000	LA Stadium & Exposition District[1]	5.000	07/01/2028	1,062,970
2,500,000	Lakeshore Villages, LA Master Community Devel. District[3]	5.250	07/01/2017	986,750
20,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.000	07/15/2025	20,207

				53,707,544

21	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Maine—0.4%
$5,000,000	ME H&HEFA (Maine General Medical Center)[1]	7.500%		07/01/2032	$5,624,800
2,000,000	ME H&HEFA (Maine General Medical Center)[1]	6.750		07/01/2036	2,121,120

					7,745,920
Maryland—0.4%
10,000	Baltimore, MD Wastewater[1]	5.125		07/01/2042	10,029
40,000	MD EDC Student Hsg. (Allegheny College Hsg.)[1]	6.000		09/01/2032	37,594
20,000	MD EDC Student Hsg. (Allegheny College Hsg.)[1]	5.750		09/01/2020	20,003
4,900,000	MD EDC Student Hsg. (Bowie State University)[1]	5.375		06/01/2033	4,328,562
1,000,000	MD EDC Student Hsg. (Morgan State University)[1]	5.000		07/01/2034	933,960
65,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.375		07/01/2020	65,139
967,000	Prince Georges County, MD Special District (Victoria Falls)[1]	5.250		07/01/2035	893,943
750,000	Salisbury, MD Special Obligation (Villages at Aydelotte Farm)[4]	5.250		01/01/2037	272,693

					6,561,923
Massachusetts—0.4%
260,000	MA Devel. Finance Agency (Evergreen Center)[1]	5.500		01/01/2035	242,593
25,000	MA Devel. Finance Agency (Lasell College)[1]	6.000		07/01/2031	25,890
750,000	MA Devel. Finance Agency (Lasell College)[1]	5.500		07/01/2026	771,900
92,782	MA Devel. Finance Agency (Linden Ponds)[1]	5.500		11/15/2046	64,882
461,488	MA Devel. Finance Agency (Linden Ponds)	0.643	[6]	11/15/2056	2,487
1,733,606	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2046	1,360,655
14,103	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2039	11,372
6,770,000	MA Devel. Finance Agency (Merrimack College)[1]	5.250		07/01/2042	6,405,503
40,000	MA Devel. Finance Agency (Northern Berkshire Community)	6.250		08/15/2029	31,694
149,400	MA Devel. Finance Agency (Northern Berkshire Healthcare)	35.005	[6]	02/15/2043	1
78,847	MA Devel. Finance Agency (Northern Berkshire Healthcare)	3.406	[6]	02/15/2043	7,956
122,291	MA Devel. Finance Agency (Northern Berkshire Healthcare)	6.000		02/15/2043	94,328

22	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Massachusetts (continued)
$50,000	MA Devel. Finance Agency (Orchard Cove)[1]	5.250%		10/01/2037	$42,922
25,000	MA H&EFA (Beverly Hospital Corp.)[1]	5.250		07/01/2023	25,026

					9,087,209
Michigan—3.4%
500,000	Detroit, MI City School District	5.000		05/01/2033	503,095
680,000	Detroit, MI City School District	5.000		05/01/2031	689,874
1,100,000	Detroit, MI City School District	5.000		05/01/2028	1,139,281
5,000	Detroit, MI Local Devel. Finance Authority[1]	5.500		05/01/2021	4,322
13,435,000	Detroit, MI Sewer Disposal System[1]	7.500		07/01/2033	14,442,759
2,250,000	Detroit, MI Sewer Disposal System[1]	6.500		07/01/2024	2,287,485
2,155,000	Detroit, MI Water and Sewerage Dept.	5.000		07/01/2032	1,959,822
1,000,000	Detroit, MI Water Supply System[1]	5.000		07/01/2036	897,410
5,300,000	Detroit, MI Water Supply System[1]	5.000		07/01/2030	4,930,749
1,555,000	Detroit, MI Water Supply System[1]	5.000		07/01/2033	1,416,869
40,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375		07/01/2018	40,028
495,000	Grand Traverse Academy, MI Public School Academy[1]	5.000		11/01/2022	474,561
1,000,000	Grand Traverse Academy, MI Public School Academy[1]	4.750		11/01/2032	811,560
2,200,000	Grand Traverse Academy, MI Public School Academy[1]	4.625		11/01/2027	1,886,236
600,000	MI Finance Authority (Old Redford Public School Academy)[1]	6.500		12/01/2040	554,214
600,000	MI Finance Authority (Old Redford Public School Academy)[1]	5.900		12/01/2030	537,528
14,600,000	MI Hospital Finance Authority (Trinity Health)[2]	6.125		12/01/2023	16,847,378
15,000	MI Hsg. Devel. Authority (Walled Lake Villa)[1]	6.000		04/15/2018	15,032
1,155,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000		12/01/2035	1,015,464
441,125	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875		08/31/2028	418,756
9,955,266	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	5.850		08/31/2027	7,526,181
1,323,000,000	MI Tobacco Settlement Finance Authority	10.882	[6]	06/01/2058	6,006,420
250,000	Monroe County, MI Hospital Finance Authority (Mercy Memorial Hospital Corp.)[1]	5.500		06/01/2035	250,910
400,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.375		11/01/2030	305,480
1,325,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.625		11/01/2035	993,989
500,000	Renaissance, MI Public School Academy	6.000		05/01/2037	453,395
600,000	Star International Academy, MI (Public School Academy)	5.000		03/01/2033	534,360

23	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Michigan (continued)
$5,000,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)	5.000%	12/01/2037	$4,937,700
55,000	Wayne County, MI Building Authority[1]	5.250	06/01/2016	55,210

				71,936,068
Minnesota—0.5%
885,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)[1]	5.375	02/15/2032	724,426
1,260,000	Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)[1]	5.700	07/01/2042	921,362
1,780,000	Minneapolis, MN Multifamily Hsg. (Shingle Creek Senior Hsg.)[1]	5.550	10/20/2042	1,810,011
610,000	Minneapolis, MN Tax Increment (St. Anthony Falls)[1]	5.750	02/01/2027	568,679
965,000	Mound, MN Hsg. & Redevel. Authority (Metroplaines)[1]	5.000	02/15/2027	922,482
1,500,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.625	02/01/2031	1,412,280
1,615,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.000	02/01/2031	1,422,201
110,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.375	08/01/2021	111,532
130,000	St. Paul, MN Port Authority (Great Northern)[1]	6.000	03/01/2030	125,787

				8,018,760
Mississippi—0.1%
85,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.750	07/01/2031	85,046
890,000	Meridian, MS Tax Increment (Meridian Crossroads)[1]	8.750	12/01/2024	945,643

				1,030,689
Missouri—2.4%
200,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.625	03/01/2025	187,774
250,000	Branson Hills, MO Infrastructure Facilities[1]	5.500	04/01/2027	133,392
900,000	Branson, MO IDA (Branson Hills Redevel.)[1]	5.750	05/01/2026	829,809
365,000	Branson, MO IDA (Branson Hills Redevel.)[1]	7.050	05/01/2027	349,035
1,500,000	Branson, MO IDA (Branson Landing)[1]	5.250	06/01/2021	1,439,220
7,385,000	Branson, MO IDA (Branson Shoppe Redevel.)[1,5]	5.950	11/01/2029	6,901,209
675,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)[1]	5.875	12/01/2031	516,834
400,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.625	04/01/2027	347,276
400,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.500	04/01/2021	369,636

24	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Missouri (continued)
$1,000,000	Franklin County, MO IDA (Phoenix Center II Community Improvement District)	5.000%	11/01/2037	$937,610
555,000	Hawk Ridge, MO Transportation Devel. District[1]	4.650	02/01/2017	505,266
3,840,000	Hawk Ridge, MO Transportation Devel. District[1]	5.000	02/01/2030	2,295,014
14,360,000	Hazelwood, MO Transportation Devel. District (370/Missouri Bottom Road/Tausig Road)[1]	7.200	05/01/2033	14,361,292
2,575,000	Independence, MO 39th Street Transportation[1]	6.875	09/01/2032	2,562,563
650,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.150	06/01/2016	667,062
800,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)[1]	6.500	06/01/2025	805,232
2,160,000	Kansas City, MO Tax Increment (Southtown)[1]	6.000	03/01/2017	2,248,927
250,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.750	03/01/2029	220,447
300,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.500	03/01/2021	297,834
790,000	Liberty, MO Tax Increment (Liberty Triangle)[1]	5.875	10/01/2029	736,248
2,100,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.750	11/01/2026	2,002,098
355,000	MO Grindstone Plaza Transportation Devel. District[1]	5.500	10/01/2031	271,216
221,000	Northwoods, MO Transportation Devel. District[1]	5.850	02/01/2031	181,748
1,080,000	Osage Beach, MO Tax Increment (Prewitts Point)[1]	4.800	05/01/2016	1,074,460
1,500,000	Osage Beach, MO Tax Increment (Prewitts Point)[1]	5.000	05/01/2023	1,386,435
350,000	Ozark Centre, MO Transportation Devel. District[1]	5.375	09/01/2032	303,450
1,500,000	Raymore, MO Tax Increment[1]	5.375	03/01/2020	871,875
2,750,000	Raymore, MO Tax Increment[1]	5.625	03/01/2028	1,552,705
2,500,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.625	11/01/2025	2,464,675
1,220,000	St. Louis, MO IDA (Southtown Redevel.)[1,5]	5.125	05/01/2026	1,145,434
481,000	St. Louis, MO Tax Increment (1505 Missouri Avenue Redevel.)	6.000	08/04/2025	231,895
846,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)	6.000	08/21/2026	480,646
1,879,000	St. Louis, MO Tax Increment (1619 Washington Redevel.)	5.500	03/09/2027	1,062,349
662,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500	05/29/2028	401,450
545,000	St. Louis, MO Tax Increment (Printers Lofts)[3]	6.000	08/21/2026	309,636

25	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Missouri (continued)
$466,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500%		01/20/2028	$282,526
783,000	St. Louis, MO Tax Increment (Washington East Condominiums)[1]	5.500		01/20/2028	642,044
1,080,000	St. Louis, MO Tax Increment Financing (Ludwig Lofts)	6.690		04/21/2029	589,820
373,000	St. Louis, MO Tax Increment Financing, Series A	5.500		09/02/2028	209,417
3,255,000	St. Louis, MO Tax Increment, Series A	6.600		01/21/2028	2,131,146
620,000	Stone Canyon, MO Improvement District (Infrastructure)[4]	5.700		04/01/2022	306,726
320,000	Stone Canyon, MO Improvement District (Infrastructure)[4]	5.750		04/01/2027	158,310
610,000	Suemandy, MO Mid-Rivers Community Improvement District[1]	7.500		10/01/2029	627,483
2,500,000	University Place, MO Transportation Devel. District[1]	5.000		03/01/2032	2,181,325

					57,580,549
Montana—0.5%
11,710,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)	0.000	[9]	09/01/2031	9,297,857
375,000	MT Facilities Finance Authority (St. John’s Lutheran)[1]	6.000		05/15/2025	378,536

					9,676,393
Nebraska—0.6%
5,000,000	NE Central Plains Gas Energy	5.250		09/01/2037	5,152,050
2,915,000	NE Educational Facilities Authority (Midland Lutheran College)[1]	5.600		09/15/2029	2,373,131
1,150,000	NE Educational Finance Authority (Concordia University)[1]	5.000		10/01/2037	1,049,732
2,200,000	Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)[1]	8.750		10/01/2020	2,302,564

					10,877,477
Nevada—2.5%
15,000,000	Clark County, NV Airport[2]	5.750		07/01/2042	16,341,600
260,000	Clark County, NV Improvement District[1]	5.050		02/01/2031	191,997
325,000	Clark County, NV Improvement District[1]	5.000		02/01/2026	265,567
20,000,000	Clark County, NV Water Reclamation District[2]	5.250		07/01/2038	22,157,800
5,105,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)	13.395	[6]	01/01/2019	715,517
5,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	5.875		06/01/2021	5,065
75,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.200		08/01/2016	72,120
115,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.250		08/01/2017	108,821

26	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Nevada (continued)
$240,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.300%		08/01/2018	$222,850
570,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	5.850		08/01/2018	593,045
710,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.150		08/01/2037	622,031
485,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.000		08/01/2027	455,987
920,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.000		08/01/2023	912,548
2,500,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[1]	6.400		06/01/2020	2,651,100
7,420,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[1]	6.700		06/01/2028	7,462,888

					52,778,936
New Hampshire—2.8%
305,000	Manchester, NH Hsg. & Redevel. Authority, Series B	8.740	[6]	01/01/2029	84,433
3,220,000	Manchester, NH Hsg. & Redevel. Authority, Series B	8.632	[6]	01/01/2030	819,039
1,000,000	Manchester, NH Hsg. & Redevel. Authority, Series B	6.750		01/01/2015	997,450
495,000	Manchester, NH Hsg. & Redevel. Authority, Series B	11.943	[6]	01/01/2023	227,561
415,000	NH Business Finance Authority (Huggins Hospital)[1]	6.875		10/01/2039	426,193
4,010,000	NH H&EFA (Franklin Pierce College)[1]	6.050		10/01/2034	3,566,454
1,225,000	NH H&EFA (LRG Healthcare)[1]	5.500		10/01/2034	1,291,211
20,860,000	NH H&EFA (LRG Healthcare)[2]	7.000		04/01/2038	23,750,362
21,765,000	NH H&EFA (LRG Healthcare)[2]	5.500		10/01/2034	22,941,669
1,500,000	NH H&EFA (Southern New Hampshire University)	5.000		01/01/2027	1,530,135
40,000	NH H&EFA (St. Joseph Hospital/Youville House/Cove)[1]	5.500		07/01/2034	39,874
1,270,000	NH HE&HFA (Franklin Pierce College)[1]	5.300		10/01/2028	1,089,901

					56,764,282
New Jersey—0.6%
5,610,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300		07/01/2023	5,232,784
3,640,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2029	2,970,677
1,000,000	NJ Transportation Trust Fund Authority[1]	6.000		06/15/2035	1,112,870
2,500,000	NJ Transportation Trust Fund Authority	5.250		06/15/2036	2,632,900

					11,949,231
New Mexico—0.2%
1,495,000	Cabezon, NM Public Improvement District[1]	6.300		09/01/2034	1,497,855

27	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Mexico (continued)
$270,000	Montecito Estates, NM Public Improvement District[1]	7.000%		10/01/2037	$272,271
1,925,000	NM Trails Public Improvement District	7.750		10/01/2038	1,916,395

					3,686,521
New York—4.0%
3,000,000	NY MTA, Series E	5.000		11/15/2030	3,176,610
2,125,000	NY MTA, Series E	5.000		11/15/2028	2,293,194
19,665,000	NYC GO2	5.375		04/01/2036	21,806,184
20,000,000	NYC Municipal Water Finance Authority[2]	5.000		06/15/2036	20,816,000
5,450,000	NYC Transitional Finance Authority[1]	5.000		02/01/2035	5,786,211
4,500,000	NYC Transitional Finance Authority (Building Aid)	5.000		07/15/2033	4,766,670
9,735,000	NYS DA (St. Mary’s Hospital for Children)	7.875		11/15/2041	9,937,488
1,000,000	Suffolk County, NY Tobacco Asset Securitization Corp.	5.000		06/01/2032	983,330
5,985,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.375		06/01/2028	5,453,532
5,255,000	Westchester County, NY Healthcare Corp., Series A1	5.000		11/01/2030	5,392,576

					80,411,795
North Carolina—0.0%
20,000	NC Medical Care Commission (AHACHC)[1]	5.800		10/01/2034	20,541
Ohio—8.1%
2,250,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)[1]	6.000		06/01/2045	2,326,365
3,440,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)[1]	5.750		06/01/2031	3,588,918
10,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	6.250		06/01/2037	8,200,900
22,380,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	6.000		06/01/2042	17,583,295
743,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	8.606	[6]	06/01/2052	7,058,500
970,100,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	8.475	[6]	06/01/2047	54,490,517
11,460,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125		06/01/2024	9,794,862
2,555,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375		06/01/2024	2,239,381
20,820,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.750		06/01/2034	16,302,060
20,360,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875		06/01/2030	16,583,424
1,305,000	Butler County, OH Hospital Facilities (UC Health)[1]	5.750		11/01/2040	1,349,370
2,165,000	Centerville, OH Health Care (Bethany Lutheran Village)[1]	6.000		11/01/2038	2,113,018

28	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Ohio (continued)
$130,000	Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside Apartments)[1]	7.000%	06/01/2018	$130,071
3,445,000	Cleveland-Cuyahoga County, OH Port Authority[1]	6.000	11/15/2035	3,732,141
10,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.500	02/15/2027	10,006
295,000	Glenwillow Village, OH GO1	5.875	12/01/2024	300,903
20,000	Greene County, OH Economic Devel. (YMCA)[1]	6.000	12/01/2023	18,624
1,310,000	Greene County, OH University Hsg. (Central State University)[1]	5.625	09/01/2032	1,182,445
1,000,000	Greene County, OH University Hsg. (Central State University)[1]	5.500	09/01/2027	931,130
2,500,000	Grove City, OH Tax Increment Financing[1]	5.375	12/01/2031	2,379,125
355,000	Grove City, OH Tax Increment Financing[1]	5.125	12/01/2016	376,566
920,000	Jeffrey Place, OH New Community Authority (Jeffrey Place Redevel.)[1]	5.000	12/01/2022	926,882
4,015,000	OH Higher Education Facility Commission (Ashland University)[1]	6.250	09/01/2024	4,099,476
5,860,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[3]	6.400	02/15/2034	4,596,174
2,475,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[3]	6.300	02/15/2024	2,112,413
4,065,000	Portage County, OH Port Authority (Northeast Ohio Medical University)	5.000	12/01/2037	4,008,822
510,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	549,816
645,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)	5.400	11/01/2036	322,461

				167,307,665
Oklahoma—0.6%
13,055,000	Grady County, OK Criminal Justice Authority[5]	7.000	11/01/2041	11,965,430
770,000	Langston, OK EDA (Langston University)[1]	5.250	05/01/2026	776,645
20,000	Texas County, OK Devel Authority Student Hsg. (OPSU-Goodwell)[1]	5.450	11/01/2034	19,798

				12,761,873
Oregon—0.0%
500,000	OR Facilities Authority (Concordia University)[1]	6.375	09/01/2040	512,850
340,000	OR Facilities Authority (Concordia University)[1]	6.125	09/01/2030	346,120

				858,970
Pennsylvania—1.5%
500,000	Luzerne County, PA IDA[1]	7.750	12/15/2027	501,450
500,000	Luzerne County, PA IDA[1]	7.500	12/15/2019	494,170

29	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Pennsylvania (continued)
$25,000	Northumberland County, PA IDA (NHS Youth Services)[1]	5.500%		02/15/2033	$16,716
3,425,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.750		02/15/2029	2,428,085
5,000,000	PA EDFA (Forum)	5.000		03/01/2034	5,150,800
2,000,000	PA HEFA (Shippensburg University)[1]	6.250		10/01/2043	2,114,720
3,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2030	3,066,030
5,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2031	5,075,300
3,255,000	PA Turnpike Commission[1]	0.000	[9]	12/01/2034	3,000,166
685,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)	6.125		03/15/2043	598,450
1,000,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)[1]	7.250		01/01/2021	1,019,970
500,000	Philadelphia, PA H&HEFA (Temple University Health System)	5.625		07/01/2042	424,050
1,650,000	Philadelphia, PA H&HEFA (Temple University Health System)	5.625		07/01/2036	1,439,345
3,500,000	Philadelphia, PA School District[1]	6.000		09/01/2038	3,761,695

					29,090,947
Rhode Island—0.9%
4,960,000	Central Falls, RI Detention Facility	7.250		07/15/2035	3,749,562
50,000	Providence, RI HDC (Barbara Jordan Apartments)[1]	6.750		07/01/2025	50,120
725,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)[1]	7.000		05/15/2039	785,095
13,600,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)[1]	7.000		05/15/2039	15,138,432
160,000	RI Health & Educational Building Corp. (Johnson & Wales University)	6.100		04/01/2026	160,078
40,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500		04/01/2027	40,074
10,375,000	RI Tobacco Settlement Financing Corp. (TASC)	7.801	[6]	06/01/2052	72,833
33,305,000	RI Tobacco Settlement Financing Corp. (TASC)	7.077	[6]	06/01/2052	276,765

					20,272,959
South Carolina—0.9%
500,000	Allendale County, SC School District Energy Savings Special Obligation[1]	8.500		12/01/2018	514,290
1,860,000	Lancaster County, SC (Sun City Carolina Lakes)[1]	5.450		12/01/2037	1,656,869
5,448,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)[1,5]	6.200		11/01/2036	4,614,565
600,000	SC Connector 2000 Assoc. Toll Road, Series B	5.535	[6]	01/01/2020	126,528
6,565,000	SC Connector 2000 Assoc. Toll Road, Series B	5.798	[6]	01/01/2021	1,307,682

30	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
South Carolina (continued)
$11,240,000	SC Connector 2000 Assoc. Toll Road, Series B	6.668%[6]	01/01/2026	$1,672,962
550,000	SC Educational Facilities Authority (Southern Wesleyan University)[1]	5.750	03/01/2029	550,044
2,500,000	SC Jobs-EDA (Coastal Hsg. Foundation)[1]	6.250	04/01/2035	2,734,100
2,000,000	SC Jobs-EDA (Coastal Hsg. Foundation)[1]	6.500	04/01/2042	2,211,320
15,000	SC Jobs-EDA (Myrtle Beach Convention)[1]	5.250	04/01/2036	14,380
935,000	SC Jobs-EDA (Palmetto Health)[1]	5.375	08/01/2022	1,031,389
2,000,000	SC Jobs-EDA (Palmetto Health)[1]	5.500	08/01/2026	2,139,020

				18,573,149
South Dakota—0.0%
500,000	SD Educational Enhancement Funding Corp. Tobacco Settlement	5.000	06/01/2027	535,010
Tennessee—1.2%
115,000	Johnson City, TN H&EFB (Johnson City Medical Center)[1]	5.250	07/01/2028	115,195
3,500,000	Knox County, TN HE&HFB (Covenant Health)	5.000	01/01/2025	3,756,480
1,000,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Belmont University)	5.000	11/01/2028	1,042,840
500,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Belmont University)	5.000	11/01/2027	526,360
1,000,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Belmont University)	5.000	11/01/2026	1,062,710
10,665,000	TN Energy Acquisition Gas Corp.[1]	5.000	02/01/2027	11,108,024
4,910,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2026	5,316,695

				22,928,304
Texas—6.0%
60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250	06/01/2031	49,208
4,000,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2038	4,043,320
700,000	Danbury, TX Higher Education Finance Corp. (Island Foundation)[1]	6.250	02/15/2036	643,300
7,550,000	Donna, TX GO1	6.250	02/15/2037	6,783,750
4,957,000	Escondido, TX Public Improvement District (Horseshoe Bay)[1]	7.250	10/01/2033	4,887,305
45,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2025	44,998
16,000,000	Houston, TX Airport System, Series A2	5.500	07/01/2039	17,586,560
300,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500	05/15/2031	329,595
250,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000	08/15/2036	255,135
250,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000	08/15/2041	254,147

31	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Texas (continued)
$2,900,000	Lufkin, TX Health Facilities Devel. Corp. (Memorial Health System of East Texas)[1]	6.250%		02/15/2037	$2,981,635
2,350,000	Maverick County, TX GO COP[1]	8.750		03/01/2034	2,219,763
700,000	Maverick County, TX GO COP[1]	8.750		03/01/2034	661,206
8,610,000	McLennan County, TX Public Facility Corp.[1]	6.625		06/01/2035	9,089,749
555,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	5.875		04/01/2036	542,468
780,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	6.000		04/01/2045	756,389
700,000	Newark, TX Cultural Education Facilities Finance Corp. (A.W. Brown Fellowship Charter School)	6.000		08/15/2042	672,175
12,000,000	North Central TX HFDC (Children’s Medical Center)[2]	5.750		08/15/2039	12,749,760
25,000	Richardson, TX Hospital Authority (Richardson Medical Center)	6.000		12/01/2034	25,122
3,695,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)	6.150		08/01/2022	55,388
16,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[2]	6.250		11/15/2029	18,270,080
6,631,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)[1]	7.750		10/01/2037	6,819,851
460,000	TX Affordable Hsg. Corp. (Worthing Oaks Apartments)[1]	6.600		07/20/2037	476,183
485,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	6.000		09/01/2033	315,633
110,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.750		09/01/2027	75,922
29,500,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250		12/15/2026	34,579,900
1,700,000	TX Public Finance Authority Charter School Finance Corp. (Cosmos Foundation)[1]	6.000		02/15/2030	1,789,794
660,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[1]	6.250		09/01/2036	620,314
1,085,000	TX Public Finance Authority Charter School Finance Corp. (New Fontiers School)[1]	5.800		08/15/2040	1,099,431
18,750,000	TX Turnpike Authority (Central TX Turnpike System)	7.374	[6]	08/15/2037	4,494,000
100,000	Williamson County, TX1	5.125		02/15/2034	100,299

					133,272,380
Utah—0.3%
2,330,000	Utah County, UT Charter School (Lakeview Academy)[1]	5.250		07/15/2043	2,103,687

32	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Utah (continued)
$500,000	Utah County, UT Charter School (Lakeview Academy)[1]	5.000%	07/15/2032	$456,790
2,315,000	Utah County, UT Charter School (Lakeview Academy)[1]	5.625	07/15/2037	2,268,769
285,000	Utah County, UT Charter School (Lincoln Academy)[1]	5.875	06/15/2037	252,068
275,000	Utah County, UT Charter School (Renaissance Academy)[1]	5.625	07/15/2037	235,183
1,330,000	West Valley City, UT Sewer (East Hollywood High School)[1]	5.625	06/15/2037	1,053,320

				6,369,817
Vermont—0.0%
445,000	Burlington, VT GO	5.000	11/01/2032	428,620
350,000	Burlington, VT GO	5.000	11/01/2027	354,896
538,654	VT Educational & Health Buildings Financing Agency (Marlboro College)[1]	2.779	04/01/2019	516,343

				1,299,859
Virginia—0.9%
825,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)[1]	5.500	07/15/2035	636,908
2,175,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)[1]	5.250	07/15/2025	1,832,394
525,000	Celebrate, VA North Community Devel. Authority Special Assessment[3]	6.750	03/01/2034	338,515
3,000,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.450	03/01/2036	1,546,230
750,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.800	03/01/2036	386,685
371,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.125	03/01/2036	191,161
25,000	Greensville County, VA IDA (Georgia-Pacific Corp.)[1]	5.300	08/01/2014	25,463
345,000	Manassas Park, VA Economic Devel. Authority[1]	6.000	07/15/2035	357,268
900,000	New Port, VA CDA[1]	5.600	09/01/2036	552,276
3,375,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	6.450	09/01/2037	3,482,156
2,690,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)[1]	6.500	08/01/2038	2,709,449
685,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)[1]	6.500	08/01/2028	699,659
675,000	Suffolk, VA IDA (Lake Prince Center)[1]	5.300	09/01/2031	632,050
3,500,000	VA Celebrate South CDA Special Assessment[4]	6.250	03/01/2037	1,988,665
2,000,000	VA College Building Authority (Regent University)[1]	5.000	06/01/2029	2,002,600
950,000	VA College Building Authority (Regent University)[1]	5.000	06/01/2026	960,270

33	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Virginia (continued)
$585,000	VA College Building Authority Educational Facilities (Regent University)[1]	5.000%		06/01/2036	$564,262
35,170,000	VA Tobacco Settlement Authority	5.670	[6]	06/01/2047	713,951
162,770,000	VA Tobacco Settlement Authority	5.770	[6]	06/01/2047	2,456,199

					22,076,161
Washington—3.5%
4,145,000	Bremerton, WA Hsg. Authority[1]	5.500		06/01/2037	3,716,946
1,000,000	Bremerton, WA Hsg. Authority[1]	5.300		06/01/2026	986,350
500,000	Grant County, WA Public Hospital District No. 3 (Columbia Basin Hospital)	5.500		12/01/2036	481,945
75,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600		03/01/2028	70,421
25,000	Pierce County, WA Hsg. Authority[1]	5.800		12/01/2023	24,980
1,410,000	Seattle, WA Hsg. Authority (Gamelin House & Genesee)[1]	5.700		11/01/2035	1,358,704
3,000,000	Tacoma, WA Consolidated Local Improvements District No. 65	5.750		04/01/2043	2,761,590
80,000	Vancouver, WA Hsg. Authority (Springbrook Village Apartments)[1]	5.000		03/01/2025	94,865
3,920,000	Vancouver, WA Hsg. Authority (Springbrook Village Apartments)[1]	5.000		03/01/2025	4,077,937
33,785,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[2]	6.375		10/01/2036	37,995,519
15,000,000	WA Health Care Facilities Authority (Providence Health System-Washington)[2]	5.250		10/01/2033	16,037,550
10,000	WA HFC (Nickerson Area Properties)[1]	5.250		01/01/2023	9,364
4,475,000	WA Tobacco Settlement Authority (TASC)	6.500		06/01/2026	4,488,291
25,000	WA Tobacco Settlement Authority (TASC)	6.625		06/01/2032	25,076
45,000	White Salmon, WA Water & Sewer	6.000		07/01/2015	45,139

					72,174,677
West Virginia—0.3%
1,885,000	Brooke County, WV (Bethany College)[1]	6.750		10/01/2037	2,017,082
960,000	Brooke County, WV (Bethany College)[1]	6.500		10/01/2031	1,021,834
1,500,000	Wheeling, WV Tax Increment (Stone Building Renovation)[1]	5.500		06/01/2033	1,242,570
500,000	Wheeling, WV Tax Increment (Stone Building Renovation)[1]	5.200		06/01/2025	450,055

					4,731,541
Wisconsin—1.6%
1,750,000	Sokaogon, WI Chippewa Community (Gaming)[4]	7.000		01/01/2026	785,733
2,495,000	WI Center District, Series A	5.000		12/15/2030	2,625,513
2,325,000	WI Center District, Series A	5.000		12/15/2029	2,466,453
5,000,000	WI GO1	6.000		05/01/2036	5,594,900
750,000	WI H&EFA (Beloit College)[1]	6.125		06/01/2039	791,460
1,230,000	WI H&EFA (Beloit College)[1]	6.125		06/01/2035	1,305,338
2,305,000	WI H&EFA (Richland Hospital)[1]	5.375		06/01/2028	2,229,142

34	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Wisconsin (continued)
$1,260,000	WI H&EFA (SSM Health Care Corp.)[1]	5.250%		06/01/2034	$1,287,355
16,000,000	WI H&EFA (SSM HEALTH)[2]	5.250		06/01/2034	16,347,360
465,000	WI Public Finance Authority (Las Ventanas Retirement Community)[1]	7.000		10/01/2042	405,857
200,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.203	[6]	10/01/2042	62,882
200,000	WI Public Finance Authority (Las Ventanas Retirement Community)	40.800	[6]	10/01/2042	2
650,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)[1]	7.125		07/01/2042	674,284
500,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	5.750		07/15/2032	488,205
350,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	6.000		07/15/2042	338,352

					35,402,836
U.S. Possessions—10.7%
500,000	Guam Government Department of Education COP (John F. Kennedy High School)[1]	6.625		12/01/2030	516,985
800,000	Guam Government Department of Education COP (John F. Kennedy High School)[1]	6.875		12/01/2040	830,872
7,315,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.000		07/01/2033	5,430,875
1,925,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2047	1,481,384
1,885,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250		07/01/2029	1,375,277
5,400,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	4,221,774
11,250,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	10,048,837
3,000,000	Puerto Rico Commonwealth GO1	6.000		07/01/2040	2,307,480
2,000,000	Puerto Rico Commonwealth GO1	6.000		07/01/2039	1,543,520
9,000,000	Puerto Rico Commonwealth GO1	5.750		07/01/2036	6,910,650
4,000,000	Puerto Rico Commonwealth GO1	5.625		07/01/2033	2,995,720
1,250,000	Puerto Rico Commonwealth GO1	5.375		07/01/2030	951,600
5,000,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	4,126,350
1,500,000	Puerto Rico Commonwealth GO1	5.500		07/01/2026	1,146,645
5,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2028	3,990,500
500,000	Puerto Rico Commonwealth GO1	5.500		07/01/2021	462,060
3,000,000	Puerto Rico Commonwealth GO1	5.250		07/01/2023	2,301,630
16,000,000	Puerto Rico Commonwealth GO	5.500		07/01/2039	11,692,960
2,610,000	Puerto Rico Commonwealth GO1	5.000		07/01/2023	1,968,384
3,000,000	Puerto Rico Commonwealth GO1	5.125		07/01/2028	2,233,290
4,020,000	Puerto Rico Commonwealth GO1	5.250		07/01/2030	3,014,518
4,515,000	Puerto Rico Commonwealth GO1	5.000		07/01/2020	3,647,082
13,960,000	Puerto Rico Electric Power Authority, Series A	5.000		07/01/2029	10,205,318
2,830,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2028	2,138,688
1,850,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.000		07/01/2022	1,431,530
260,000	Puerto Rico Electric Power Authority, Series RR1	5.000		07/01/2024	223,460

35	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (continued)
$4,000,000	Puerto Rico Electric Power Authority, Series SS1	5.000%		07/01/2025	$3,400,200
3,000,000	Puerto Rico Electric Power Authority, Series TT1	5.000		07/01/2026	2,198,490
5,000,000	Puerto Rico Electric Power Authority, Series TT1	5.000		07/01/2037	3,590,200
4,500,000	Puerto Rico Electric Power Authority, Series TT1	5.000		07/01/2032	3,260,880
1,690,000	Puerto Rico Electric Power Authority, Series VV1	5.250		07/01/2025	1,470,080
1,985,000	Puerto Rico Electric Power Authority, Series WW1	5.250		07/01/2025	1,515,607
3,050,000	Puerto Rico Electric Power Authority, Series WW1	5.500		07/01/2038	2,239,341
5,000,000	Puerto Rico Electric Power Authority, Series WW1	5.500		07/01/2020	4,151,500
410,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250		07/01/2022	323,388
40,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2022	30,347
3,000,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2038	2,172,540
3,500,000	Puerto Rico Highway & Transportation Authority, Series M1	5.000		07/01/2046	2,367,295
8,000,000	Puerto Rico Infrastructure	8.660	[6]	07/01/2030	1,578,160
65,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	45,980
850,000	Puerto Rico Infrastructure[1]	5.500		07/01/2024	643,527
8,695,000	Puerto Rico Infrastructure Financing Authority	6.204	[6]	07/01/2031	1,556,144
1,230,000	Puerto Rico ITEMECF (Polytechnic University)[1]	5.000		08/01/2032	854,420
1,000,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2031	797,510
4,940,000	Puerto Rico Public Buildings Authority[1]	5.375		07/01/2033	3,692,601
9,650,000	Puerto Rico Public Buildings Authority	5.250		07/01/2042	6,947,614
3,300,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2032	2,401,575
7,550,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2026	6,032,299
2,000,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2041	1,542,420
5,615,000	Puerto Rico Public Finance Corp., Series B1	5.500		08/01/2031	4,052,289
50,000,000	Puerto Rico Sales Tax Financing Corp., Series A	8.643	[6]	08/01/2034	10,158,500
16,250,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500		08/01/2037	13,316,388
29,670,000	Puerto Rico Sales Tax Financing Corp., Series A	6.670	[6]	08/01/2044	3,992,692
82,985,000	Puerto Rico Sales Tax Financing Corp., Series A	6.120	[6]	08/01/2054	6,051,266
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.375		08/01/2039	4,546,150
7,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	6,436,010

36	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (continued)
$3,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.250%	08/01/2041	$2,351,730
29,160,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.000	08/01/2040	25,089,556

				216,004,088

Total Municipal Bonds and Notes (Cost $2,725,151,424)				2,408,893,050
Corporate Bonds and Notes—0.0%
33,268	Delta Air Lines, Inc., Sr. Unsec. Nts.[8]	8.000	12/01/2015	31,576
64,132	Las Vegas Monorail Co., Sr. Sec. Nts.[8,10]	5.500	07/15/2019	–
18,270	Las Vegas Monorail Co., Sub. Nts.[8,10]	3.000	07/15/2055	–

Total Corporate Bonds and Notes (Cost $32,935)				31,576
Total Investments, at Value (Cost $2,725,184,359)—114.7%				$2,408,924,626
Liabilities in Excess of Other Assets—(14.7)				(308,545,557)

Net Assets—100.0%				$2,100,379,069

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

3. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

5. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after October 31, 2013. See accompanying Notes.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See accompanying Notes.

8. Received as a result of a corporate action

9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

10. Interest or dividend is paid-in-kind, when applicable.

To simplify the listings of securities, abbreviations are used per the table below:

AHACHC	ARC/HDS Alamance Country Housing Corp.
AWCC	American Water Capital Corp.
CDA	Communities Devel. Authority
COP	Certificates of Participation
DA	Dormitory Authority
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority

37	Oppenheimer Rochester® AMT-FREE Municipal Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments Continued

EF&CD	Environmental Facilities and Community Devel.
EMH	Elmhurst Memorial Hospital
EMHH	Elmhurst Memorial Home Health
EMHS	Elmhurst Memorial Health System
EPBH	Emma Pendleton Bradley Hospital
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HFA	Higher Education and Health Facilities Authority
HE&HFB	Higher Educational and Housing Facility Board
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
KAWC	Kentucky American Water Company
LIFERS	Long Inverse Floating Exempt Receipts
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
MTA	Metropolitan Transportation Authority
NYC	New York City
NYS	New York State
OLOLMC	Our Lady of Lake Medical Center
OLOLRMC	Our Lady of Lourdes Regional Medical Center
OPSU	Oklahoma Panhandle State University
RIBS	Residual Interest Bonds
RIH	Rhode Island Hospital
ROLs	Reset Option Longs
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
TASC	Tobacco Settlement Asset-Backed Bonds
TMH	The Miriam Hospital
UC	United Care
YMCA	Young Men’s Christian Assoc.

38	Oppenheimer Rochester® AMT-FREE Municipal Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has changed its name to Oppenheimer Rochester AMT-Free Municipal Fund from Oppenheimer AMT-Free Municipals.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market

39	Oppenheimer Rochester® AMT-FREE Municipal Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more

40	Oppenheimer Rochester® AMT-FREE Municipal Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a

41	Oppenheimer Rochester® AMT-FREE Municipal Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2013, the Fund’s maximum exposure under such agreements is estimated at $168,195,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At October 31, 2013, municipal bond holdings with a value of $489,348,882 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $295,955,000 in short-term floating rate securities issued and outstanding at that date.

At October 31, 2013, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$10,000,000	Birmingham, AL Commercial Devel. Authority (Civic Center Improvements) RIBS	10.23%	4/1/41	$11,176,600
5,000,000	CA Health Facilities Financing Authority ROLs[3]	21.179	7/1/39	7,266,800
7,500,000	CA Public Works	9.929	12/1/31	10,757,400
3,000,000	Chicago, IL Park District (Harbor Facilities) DRIVERS[3]	9.738	1/1/37	3,078,180
5,000,000	Chicago, IL Park District (Harbor Facilities) DRIVERS[3]	9.738	1/1/40	5,172,400
3,750,000	Clark County, NV Airport ROLs[3]	20.699	7/1/42	5,091,600
5,000,000	Clark County, NV Water Reclamation District DRIVERS	18.889	7/1/38	7,157,800
10,000,000	East Bay, CA Municipal Utility District (Water System) ROLs[3]	9.52	6/1/36	11,652,000
3,480,000	FL COP (Dept. of Management Services) DRIVERS	14.343	8/1/28	4,460,942
4,000,000	Greater Orlando, FL Aviation Authority ROLs[3]	18.078	10/1/32	4,721,760
4,000,000	Houston, TX Airport System ROLs[3]	20.166	7/1/39	5,586,560

42	Oppenheimer Rochester® AMT-FREE Municipal Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

$5,000,000	IL Finance Authority (Northwestern Memorial Hospital) DRIVERS	21.922%	8/15/39	$7,441,200
3,335,000	IL Finance Authority ROLs[3]	13.932	12/1/30	3,752,876
1,665,000	IL Finance Authority ROLs	18.715	5/15/29	1,885,929
3,650,000	MI Hospital Finance Authority ROLs[3]	22.67	12/1/23	5,897,378
10,885,000	NH H&EFA (LRG Healthcare) DRIVERS	10.241	10/1/34	12,061,669
5,215,000	NH H&EFA ROLs[3]	26.069	4/1/38	8,105,362
3,000,000	North Central Texas HFDC (Children’s Medical Center) DRIVERS	20.911	8/15/39	3,749,760
4,920,000	NYC GO DRIVERS	19.38	4/1/36	7,061,184
10,000,000	NYC Municipal Water Finance Authority ROLs[3]	9.519	6/15/36	10,816,000
2,500,000	Orange County, FL School Board ROLs[3]	20.016	8/1/34	3,231,200
3,100,000	Pima County, AZ IDA (Metro Police Facility) DRIVERS	18.974	7/1/39	3,470,884
3,335,000	San Francisco, CA City & County COP ROLs[3]	13.932	10/1/33	3,816,674
4,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	22.757	11/15/29	6,270,080
2,625,000	University of California (Regents Medical Center) DRIVERS	17.878	5/15/37	3,093,615
3,000,000	University of Illinois (Auxiliary Facilities Systems) DRIVERS	20.911	4/1/38	4,257,600
7,500,000	WA Austin Trust Various States Inverse Certificates	9.869	10/1/33	8,537,550
11,265,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[3]	17.271	10/1/36	15,475,519
8,000,000	WI H&EFA (SSM Health Care Corp.) LIFERS[3]	9.858	6/1/34	8,347,360

				$193,393,882

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are

43	Oppenheimer Rochester® AMT-FREE Municipal Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $295,955,000 as of October 31, 2013.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 31, 2013, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$2,374,084

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of October 31, 2013 is as follows:

Cost	$101,386,653
Market Value	$44,792,331
Market Value as a % of Net Assets	2.13%

44	Oppenheimer Rochester® AMT-FREE Municipal Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of October 31, 2013, securities with an aggregate market value of $162,840, representing 0.01% of the Fund’s net assets, were subject to these forbearance agreements. Interest payments of $55,895 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the

45	Oppenheimer Rochester® AMT-FREE Municipal Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair

46	Oppenheimer Rochester® AMT-FREE Municipal Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such ethodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

47	Oppenheimer Rochester® AMT-FREE Municipal Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of October 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$39,546,810	$—	$39,546,810
Alaska	—	610,205	—	610,205
Arizona	—	71,562,920	—	71,562,920
Arkansas	—	303,786	1,270,029	1,573,815
California	—	383,202,184	—	383,202,184
Colorado	—	48,167,916	—	48,167,916
Connecticut	—	5,982,909	—	5,982,909
Delaware	—	6,088,899	—	6,088,899
District of Colombia	—	20,850,480	—	20,850,480
Florida	—	277,749,899	—	277,749,899
Georgia	—	17,678,294	—	17,678,294
Idaho	—	1,073,471	—	1,073,471
Illinois	—	275,234,524	—	275,234,524
Indiana	—	37,557,471	—	37,557,471
Iowa	—	13,188,705	—	13,188,705
Kansas	—	3,230,595	—	3,230,595
Kentucky	—	99,879	—	99,879
Louisiana	—	53,707,544	—	53,707,544
Maine	—	7,745,920	—	7,745,920
Maryland	—	6,561,923	—	6,561,923
Massachusetts	—	9,087,208	1	9,087,209
Michigan	—	71,936,068	—	71,936,068
Minnesota	—	8,018,760	—	8,018,760
Mississippi	—	1,030,689	—	1,030,689
Missouri	—	57,580,549	—	57,580,549
Montana	—	9,676,393	—	9,676,393
Nebraska	—	10,877,477	—	10,877,477
Nevada	—	52,778,936	—	52,778,936
New Hampshire	—	56,764,282	—	56,764,282
New Jersey	—	11,949,231	—	11,949,231
New Mexico	—	3,686,521	—	3,686,521
New York	—	80,411,795	—	80,411,795
North Carolina	—	20,541	—	20,541
Ohio	—	167,307,665	—	167,307,665
Oklahoma	—	12,761,873	—	12,761,873
Oregon	—	858,970	—	858,970
Pennsylvania	—	29,090,947	—	29,090,947
Rhode Island	—	20,272,959	—	20,272,959
South Carolina	—	13,958,584	4,614,565	18,573,149
South Dakota	—	535,010	—	535,010

48	Oppenheimer Rochester® AMT-FREE Municipal Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Tennessee	$—	$22,928,304	$—	$22,928,304
Texas	—	133,272,380	—	133,272,380
U.S. Possessions	—	216,004,088	—	216,004,088
Utah	—	6,369,817	—	6,369,817
Vermont	—	1,299,859	—	1,299,859
Virginia	—	22,076,161	—	22,076,161
Washington	—	72,174,677	—	72,174,677
West Virginia	—	4,731,541	—	4,731,541
Wisconsin	—	35,402,834	2	35,402,836
Corporate Bonds and Notes	—	31,576	—	31,576
Total Assets	$—	$2,403,040,029	$5,884,597	$2,408,924,626

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3*
Assets Table
Investments, at Value:
Muncipal Bonds and Notes
Colorado	$482,980	$—	$—	$(482,980)
Florida	1,702,622	—	—	(1,702,622)
Indianna	2,131,800	—	—	(2,131,800)
Massachusetts	—	(1)	1	—
Wisconsin	—	(2)	2	—
Total Assets	$4,317,402	$(3)	$3	$(4,317,402)

*Transferred	from Level 3 to Level 2 due to the availability of market data for this security.
**Transferred	from Level 2 to Level 3 because of the lack of observable market data.

49	Oppenheimer Rochester® AMT-FREE Municipal Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal ncome tax purposes as of October 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$	2,441,057,721	[1]

Gross unrealized appreciation	$	104,374,529
Gross unrealized depreciation		(421,276,676)

Net unrealized depreciation	$	(316,902,147)

1. The Federal tax cost of securities does not include cost of $284,769,052, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

50	Oppenheimer Rochester® AMT-FREE Municipal Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester AMT-Free Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/9/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	12/9/2013